Summary of Significant Accounting Policies - Schedule of Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Lab equipment [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Furniture and fixtures [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Computers [Member]
Schedule of Useful Lives of Property and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years